SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Schedule of Amortization Periods of Right-of-Use Assets	Following are the amortization periods of the right-of-use assets by class of underlying asset:
Years
Motor vehicles	3
Buildings and equipment	5-8

Schedule of Depreciation on Straight-line Basis Over Useful Life of Assets
Depreciation is calculated on a straight‑line basis over the useful life of the assets at annual rates as follows:

%
Office furniture	6-15
Manufacturing machinery and lab equipment	15-33
Computers	33
Leasehold improvements	See below